Commitments and contingencies (Details) $ in Millions		12 Months Ended
	Jul. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) suretyProvider	Dec. 31, 2020 USD ($)
Loss Contingencies [Line Items]
Number of surety providers | suretyProvider		6
Surety Bond
Loss Contingencies [Line Items]
Aggregate principal amount		$ 56.4
Amount outstanding		32.1
Broad Street Investigation
Loss Contingencies [Line Items]
Damages sought by other parties	$ 3.9
Estimated accrual for potential losses		$ 5.3	$ 0.6